INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses of Intangible Assets for Future Annual Periods) (Details) ¥ in Thousands	Dec. 31, 2015 CNY (¥)
Estimated amortization expenses for each of the future annual periods
2016	¥ 5,989
2017	4,429
2018	4,288
2019	4,203
2020	3,465
Thereafter	29,457
Intangible assets, net	¥ 51,831